Contract liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Customers
Current contract liabilities	€ 122,922	€ 112,061
BMS
Customers
Contract liabilities	235,652	94,988
Current contract liabilities	€ 42,506	€ 62,568